SHARE CAPITAL AND PREMIUM (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Par value per share (in cents per share)	$ 1
Ordinary shares issued at the beginning of the year (in shares)	503,527,052	419,729,856	0
Issued in terms of the corporate restructuring (in shares)	0	0	419,685,792
Issued in terms of acquisition of Centamin (in shares)	0	82,497,229	0
Issued in terms of employee share awards (in shares)	1,480,413	1,299,967	44,064
Ordinary shares issued at the end of the year (in shares)	505,007,465	503,527,052	419,729,856